Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Dryships Inc.
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2011	8,510,150	$5.60
Vested	(2,505,150)	5.83
Balance December 31, 2012	6,005,000	$5.50
Granted	1,000,000	2.01
Vested	(1,338,334)	4.63
Balance December 31, 2013	5,666,666	$5.09
Granted	3,300,000	1.87

Vested	(1,733,333)	4.31
Balance December 31, 2014	7,233,333	$3.81

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2011	6,092,871	$17.23
Non vested shares granted in prior years and vested 2012	2,505,150	5.83
As at December 31, 2012	8,598,021	$13.91
Granted and vested	333,334	2.01
Non vested shares granted in prior years and vested 2013	1,005,000	5.50
As at December 31, 2013	9,936,355	$12.66
Granted and vested	400,000	3.26
Non vested shares granted in prior years and vested 2014	1,333,333	4.63
As at December 31, 2014	11,669,688	$11.42

Ocean Rig UDW
Equity incentive plan

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	73,500	$16.40
Granted	342,400	17.19
Forfeited	(15,900)	16.90
Vested	(160,133)	16.92
Balance December 31, 2013	239,867	$17.15
Granted	656,650	13.76
Forfeited	(78,576)	16.93
Vested	(205,143)	17.31
Balance December 31, 2014	612,798	$13.49

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2012	2,500	16.50
Granted and vested	117,133	17.18
Non vested shares granted in prior years and vested 2013	43,000	16.16
As at December 31, 2013	162,633	16.90
Granted and vested	111,585	17.39
Non vested shares granted in prior years and vested 2014	93,558	17.20
Granted and vested shares in prior years, but cancelled during 2014	(58,324)	16.63
As at December 31, 2014	309,452	17.22